Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2013	5,005,522
Balances at Dec. 31, 2013	$ 5,000	$ 6,450,000	$ (5,038,000)	$ (4,000)	$ 1,413,000
Issuance of common stock for services (in shares)	100,000
Issuance of common stock for services		91,000			91,000
Conversion of convertible notes payable and accrued interest into common stock (in shares)	22,505
Conversion of convertible notes payable and accrued interest into common stock		101,000			$ 101,000
Exercise of stock options (in shares)	535,900				2,143,600
Exercise of stock options	$ 1,000	492,000			$ 493,000
Exercise of stock warrants (in shares)	25,000
Exercise of stock warrants		25,000			25,000
Share-based compensation expense		105,000			105,000
Net Income (Loss) Attributable to Parent			(3,531,000)		(3,531,000)
Foreign currency translation adjustment gain (loss)				(13,000)	(13,000)
Balances (in shares) at Dec. 31, 2014	5,688,927
Balances at Dec. 31, 2014	$ 6,000	7,264,000	(8,569,000)	(17,000)	(1,316,000)
Issuance of common stock for services (in shares)	33,241
Issuance of common stock for services		42,000			42,000
Conversion of convertible notes payable and accrued interest into common stock (in shares)	50,194
Conversion of convertible notes payable and accrued interest into common stock		226,000			$ 226,000
Exercise of stock options (in shares)	647,634				2,590,536
Exercise of stock options	$ 1,000	692,000			$ 693,000
Exercise of stock warrants (in shares)	500,000
Exercise of stock warrants		375,000			375,000
Share-based compensation expense		933,000			933,000
Net Income (Loss) Attributable to Parent			(4,927,000)		(4,927,000)
Foreign currency translation adjustment gain (loss)				30,000	30,000
Balances (in shares) at Dec. 31, 2015	29,892,806
Balances at Dec. 31, 2015	$ 30,000	10,943,000	(13,667,000)	13,000	(2,681,000)
Issuance of common stock (in shares)	190,625
Issuance of common stock		1,513,000			1,513,000
Exercise price modification of common stock warrants		171,000	(171,000)
Merger transaction – See Note 8 (in shares)	22,782,185
Merger transaction – See Note 8	$ 23,000	(273,000)			(250,000)
Issuance of common stock for services (in shares)	37,500
Issuance of common stock for services		75,000			75,000
Net Income (Loss) Attributable to Parent			(1,799,000)		(1,799,000)
Foreign currency translation adjustment gain (loss)				(33,000)	(33,000)
Balances (in shares) at Jun. 30, 2016	31,881,306
Balances at Jun. 30, 2016	$ 32,000	12,815,000	$ (15,466,000)	$ (20,000)	(2,639,000)
Issuance of common stock (in shares)	1,951,000
Issuance of common stock	$ 2,000	$ 1,797,000			$ 1,799,000